LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each period presented are calculated as follows:

	For the Three Months Ended March 31,
	2014		2015
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted (In millions of US$)		(7.2)		(20.4)

Denominator:
Weighted-average number of shares outstanding—basic and diluted		3,701,145,330		4,005,718,692

Basic and diluted net loss per share	US$	(0.002)	US$	(0.005)